31 Benefit plans	12 Months Ended
Dec. 31, 2020
Benefit Plans
Benefit plans
Note	31 | Benefit plans

The defined benefit plans granted to Company employees consist of a bonus for all the employees who have the necessary years of service and have made the required contributions to retire under ordinary retirement plans.

The amounts and conditions vary depending on the collective bargaining agreement and for non-unionized personnel.

	12.31.20	12.31.19
Non-current	749	713
Current	84	70
Total Benefit plans	833	783

The detail of the benefit plan obligations as of December 31, 2020 and 2019 is as follows:

	12.31.20	12.31.19
Benefit payment obligations at beginning of year	783	874
Current service cost	161	150
Interest cost	316	207
Actuarial losses	(108)	10
Result from exposure to inflation for the year	(305)	(397)
Benefits paid to participating employees	(14)	(61)
Benefit payment obligations at end of year	833	783

As of December 31, 2020 and 2019, the Company does not have any assets related to post-retirement benefit plans.

The detail of the charge recognized in the Statement of Comprehensive (Loss) Income is as follows:

	12.31.20	12.31.19	12.31.18
Cost	161	150	69
Interest	316	207	166
Actuarial results - Other comprehensive (income) loss	(108)	10	12
	369	367	247

The actuarial assumptions used are based on market interest rates for Argentine government bonds, past experience, and the Company Management’s best estimate of future economic conditions. Changes in these assumptions may affect the future cost of benefits and obligations. The main assumptions used are as follow:

	12.31.20	12.31.19
Discount rate	5%	5%
Salary increase	1%	1%
Inflation	50%	31%

Sensitivity analysis:

12.31.20
Discount Rate: 4%
Obligation	910
Variation	77
9%

Discount Rate: 6%
Obligation	767
Variation	(66)
(8%)

Salary Increase : 0%
Obligation	764
Variation	(69)
(8%)

Salary Increase: 2%
Obligation	913
Variation	80
10%

The expected payments of benefits are as follow:

	In 2021	In 2022	In 2023	In 2024	In 2025	Between 2026 to 2030
At December 31, 2020
Benefit payment obligations	84	15	16	17	4	17

Estimates based on actuarial techniques imply the use of statistical tools, such as the so-called demographic tables used in the actuarial valuation of the Company’s active personnel.

In order to determine the mortality of the Company’s active personnel, the “1971 Group Annuity Mortality” table has been used. In general, a mortality table shows for each age group the probability that a person in any such age group will die before reaching a predetermined age. Male and female mortality tables are elaborated separately inasmuch as men and women’s mortality rates are substantially different.

In order to estimate total and permanent disability due to any cause, 80% of the “1985 Pension Disability Study” table has been used.

In order to estimate the probability that the Company’s active personnel will leave the Company or stay therein, the “ESA 77” table has been used.

Liabilities related to the above-mentioned benefits have been determined taking into consideration all the rights accrued by the beneficiaries of the plans through the closing date of the year ended December 31, 2020.

These benefits do not apply to key management personnel.